UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen S&P 500 Buy-Write Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

BXMX

Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.3%

	COMMON STOCKS – 100.3% (2)

	Aerospace & Defense – 2.7%

67,004	Boeing Company	$8,505,488
85,468	Honeywell International Inc.	9,576,689
8,874	Huntington Ingalls Industries Inc.	1,215,206
28,502	Northrop Grumman Corporation	5,640,546
42,078	Raytheon Company	5,160,025
63,296	United Technologies Corporation	6,335,930
	Total Aerospace & Defense	36,433,884

	Air Freight & Logistics – 0.8%

97,986	United Parcel Service, Inc., Class B	10,334,583

	Airlines – 0.5%

107,269	United Continental Holdings Inc., (3)	6,421,122

	Auto Components – 0.2%

22,233	Cooper Tire & Rubber Company	823,066
85,832	Gentex Corporation	1,346,704
	Total Auto Components	2,169,770

	Automobiles – 0.6%

388,012	Ford Motor Company	5,238,162
50,303	Harley-Davidson, Inc.	2,582,053
	Total Automobiles	7,820,215

	Banks – 5.6%

914,632	Bank of America Corporation	12,365,825
262,997	Citigroup Inc.	10,980,125
33,724	Comerica Incorporated	1,277,128
71,851	Fifth Third Bancorp.	1,199,193
86,613	First Horizon National Corporation	1,134,630
289,842	JP Morgan Chase & Co.	17,164,443
29,619	Lloyds TSB Group PLC ADR	116,995
17,603	M&T Bank Corporation	1,953,933
234,861	U.S. Bancorp	9,533,008
408,071	Wells Fargo & Company	19,734,314
	Total Banks	75,459,594

	Beverages – 2.5%

317,900	Coca-Cola Company	14,747,381
29,293	Monster Beverage Corporation, (3)	3,907,100
153,014	PepsiCo, Inc.	15,680,875
	Total Beverages	34,335,356

	Biotechnology – 3.6%

141,335	AbbVie Inc.	8,073,055
74,396	Amgen Inc.	11,154,192
47,350	Baxalta Inc.	1,912,940
22,577	Biogen Inc., (3)	5,877,245
93,662	Celgene Corporation, (3)	9,374,630
129,156	Gilead Sciences, Inc.	11,864,270
	Total Biotechnology	48,256,332

Nuveen Investments	1

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Building Products – 0.1%

8,350	Allegion PLC	$531,979
45,948	Masco Corporation	1,445,065
	Total Building Products	1,977,044

	Capital Markets – 1.6%

201,302	Charles Schwab Corporation	5,640,482
28,291	Eaton Vance Corporation	948,314
54,335	Goldman Sachs Group, Inc.	8,529,508
73,083	Legg Mason, Inc.	2,534,518
150,485	Morgan Stanley	3,763,630
26,522	Waddell & Reed Financial, Inc., Class A	624,328
	Total Capital Markets	22,040,780

	Chemicals – 1.9%

22,572	Chemours Company	158,004
128,057	Dow Chemical Company	6,512,979
99,221	E.I. Du Pont de Nemours and Company	6,282,674
32,774	Eastman Chemical Company	2,367,266
65,907	Monsanto Company	5,782,680
48,329	Olin Corporation	839,475
80,712	RPM International, Inc.	3,820,099
	Total Chemicals	25,763,177

	Commercial Services & Supplies – 0.4%

14,145	Deluxe Corporation	883,921
26,475	Pitney Bowes Inc.	570,272
28,908	R.R. Donnelley & Sons Company	474,091
60,369	Waste Management, Inc.	3,561,771
	Total Commercial Services & Supplies	5,490,055

	Communications Equipment – 1.1%

4,101	ADTRAN, Inc.	82,922
3,408	Ciena Corporation, (3)	64,820
401,182	Cisco Systems, Inc.	11,421,652
2,206	Lumentum Holdings Inc., (3)	59,496
36,243	Motorola Solutions Inc.	2,743,595
11,034	Viavi Solutions Inc., (3)	75,693
	Total Communications Equipment	14,448,178

	Consumer Finance – 0.8%

89,615	American Express Company	5,502,361
84,491	Discover Financial Services	4,302,282
45,177	Navient Corporation	540,769
77,393	SLM Corporation, (3)	492,219
	Total Consumer Finance	10,837,631

	Containers & Packaging – 0.2%

8,477	Avery Dennison Corporation	611,276
34,840	Packaging Corp. of America	2,104,336
5,718	Sonoco Products Company	277,723
	Total Containers & Packaging	2,993,335

	Distributors – 0.2%

23,190	Genuine Parts Company	2,304,158

	Diversified Consumer Services – 0.0%

7,623	Apollo Education Group, Inc., (3)	62,623

2	Nuveen Investments

Shares	Description (1)	Value

	Diversified Financial Services – 2.6%

188,316	Berkshire Hathaway Inc., Class B, (3)	$26,718,274
41,332	CME Group, Inc.	3,969,939
13,916	Intercontinental Exchange, Inc.	3,272,208
39,312	Leucadia National Corporation	635,675
	Total Diversified Financial Services	34,596,096

	Diversified Telecommunication Services – 2.7%

471,756	AT&T Inc.	18,478,683
20,819	CenturyLink Inc.	665,375
192,058	Frontier Communications Corporation	1,073,604
290,257	Verizon Communications Inc.	15,697,099
3,033	Windstream Holdings Inc.	23,293
	Total Diversified Telecommunication Services	35,938,054

	Electric Utilities – 1.6%

71,565	Duke Energy Corporation	5,773,864
98,619	Great Plains Energy Incorporated	3,180,463
89,635	OGE Energy Corp.	2,566,250
46,185	Pinnacle West Capital Corporation	3,467,108
120,952	Southern Company	6,256,847
	Total Electric Utilities	21,244,532

	Electrical Equipment – 0.9%

52,322	Eaton Corporation PLC	3,273,264
76,676	Emerson Electric Company	4,169,641
11,240	Hubbell Inc.	1,190,653
35,453	Rockwell Automation, Inc.	4,032,779
	Total Electrical Equipment	12,666,337

	Electronic Equipment, Instruments & Components – 0.2%

151,993	Corning Incorporated	3,175,134

	Energy Equipment & Services – 1.2%

8,826	Diamond Offshore Drilling, Inc.	191,789
139,879	Halliburton Company	4,996,478
72,619	Patterson-UTI Energy, Inc.	1,279,547
131,088	Schlumberger Limited	9,667,740
	Total Energy Equipment & Services	16,135,554

	Food & Staples Retailing – 2.5%

126,797	CVS Health Corporation	13,152,653
178,458	Kroger Co.	6,826,019
69,240	SUPERVALU INC., (3)	398,822
74,151	Walgreens Boots Alliance Inc.	6,246,480
99,955	Wal-Mart Stores, Inc.	6,845,918
	Total Food & Staples Retailing	33,469,892

	Food Products – 0.7%

236,149	Mondelez International Inc., Class A	9,474,298

	Gas Utilities – 0.4%

11,767	AGL Resources Inc.	766,502
33,764	Atmos Energy Corporation	2,507,315
23,688	National Fuel Gas Company	1,185,584
4,901	ONE Gas Inc.	299,451
	Total Gas Utilities	4,758,852

	Health Care Equipment & Supplies – 1.9%

163,485	Abbott Laboratories	6,838,578
43,152	Baxter International, Inc.	1,772,684

Nuveen Investments	3

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

1,463	Halyard Health Inc., (3)	$42,032
36,821	Hill-Rom Holdings Inc.	1,852,096
62,936	Hologic Inc., (3)	2,171,292
3,773	Intuitive Surgical, Inc., (3)	2,267,762
148,378	Medtronic, PLC	11,128,350
	Total Health Care Equipment & Supplies	26,072,794

	Health Care Providers & Services – 2.9%

47,337	Aetna Inc.	5,318,312
34,819	Anthem Inc.	4,839,493
69,194	Brookdale Senior Living Inc., (3)	1,098,801
89,014	Express Scripts Holding Company, (3)	6,114,372
42,009	HCA Holdings Inc., (3)	3,278,802
31,718	Henry Schein Inc., (3)	5,475,478
15,942	Kindred Healthcare Inc.	196,884
101,713	UnitedHealth Group Incorporated	13,110,806
	Total Health Care Providers & Services	39,432,948

	Health Care Technology – 0.2%

45,611	Cerner Corporation, (3)	2,415,559

	Hotels, Restaurants & Leisure – 1.6%

54,924	Carnival Corporation	2,898,339
2,272	Interval Leisure Group Inc.	32,808
4,969	Las Vegas Sands Corp.	256,798
113,572	McDonald’s Corporation	14,273,729
23,179	Starwood Hotels & Resorts Worldwide, Inc.	1,933,824
15,729	Wynn Resorts Ltd	1,469,560
	Total Hotels, Restaurants & Leisure	20,865,058

	Household Durables – 0.8%

2,893	Garmin Limited	115,604
50,944	KB Home	727,480
112,138	Newell Rubbermaid Inc.	4,966,592
16,680	TopBuild Corporation, (3)	496,063
1,285	Tupperware Brands Corporation	74,504
23,580	Whirlpool Corporation	4,252,417
	Total Household Durables	10,632,660

	Household Products – 2.1%

112,288	Colgate-Palmolive Company	7,933,147
34,108	Kimberly-Clark Corporation	4,587,867
197,194	Procter & Gamble Company	16,231,038
	Total Household Products	28,752,052

	Industrial Conglomerates – 2.6%

60,776	3M Co.	10,127,105
692,030	General Electric Company	21,999,634
18,149	Roper Technologies, Inc.	3,317,093
	Total Industrial Conglomerates	35,443,832

	Insurance – 2.3%

87,104	Allstate Corporation	5,868,196
92,845	American International Group, Inc.	5,018,272
34,937	Arthur J. Gallagher & Co.	1,553,998
40,755	CNO Financial Group Inc.	730,330
29,385	FNF Group	996,152
65,958	Genworth Financial Inc., Class A, (3)	180,065
74,204	Hartford Financial Services Group, Inc.	3,419,320
2,764	Kemper Corporation	81,731
77,588	Lincoln National Corporation	3,041,450

4	Nuveen Investments

Shares	Description (1)	Value

	Insurance (continued)

92,040	Marsh & McLennan Companies, Inc.	$5,595,112
43,987	Travelers Companies, Inc.	5,133,723
	Total Insurance	31,618,349

	Internet & Catalog Retail – 2.4%

33,109	Amazon.com, Inc., (3)	19,654,827
14,979	HSN, Inc.	783,551
43,662	Netflix Inc., (3)	4,463,566
5,446	Priceline Group, Inc. (The), (3)	7,019,676
	Total Internet & Catalog Retail	31,921,620

	Internet Software & Services – 5.4%

50,540	Akamai Technologies, Inc., (3)	2,808,508
31,172	Alphabet Inc., Class A, (3)	23,781,119
18,533	Alphabet Inc., Class C, (3)	13,806,158
150,929	eBay Inc., (3)	3,601,166
204,976	Facebook Inc., Class A, (3)	23,387,762
20,261	IAC/InterActiveCorp	953,888
44,539	VeriSign, Inc., (3)	3,943,483
	Total Internet Software & Services	72,282,084

	IT Services – 3.0%

7,461	Alliance Data Systems Corporation, (3)	1,641,420
86,331	Automatic Data Processing, Inc.	7,744,754
73,196	Fidelity National Information Services, Inc.	4,634,039
58,645	International Business Machines Corporation	8,881,785
125,349	PayPal Holdings, Inc., (3)	4,838,471
170,320	Visa Inc. Class A	13,026,074
	Total IT Services	40,766,543

	Leisure Products – 0.2%

29,141	Mattel, Inc.	979,720
18,145	Polaris Industries Inc.	1,786,920
	Total Leisure Products	2,766,640

	Machinery – 2.0%

86,696	Caterpillar Inc.	6,635,712
30,864	Cummins Inc.	3,393,188
25,751	Deere & Company	1,982,569
35,594	Graco Inc.	2,988,472
35,953	Hillenbrand Inc.	1,076,792
36,751	Ingersoll-Rand PLC	2,278,930
16,893	Parker Hannifin Corporation	1,876,474
10,877	Snap-on Incorporated	1,707,580
38,813	Stanley Black & Decker Inc.	4,083,516
35,488	Timken Company	1,188,493
	Total Machinery	27,211,726

	Media – 3.2%

46,847	CBS Corporation, Class B	2,580,801
226,828	Comcast Corporation, Class A	13,854,654
23,849	DISH Network Corporation, Class A, (3)	1,103,255
86,999	New York Times Company (The), Class A	1,084,008
162,502	News Corporation, Class A	2,075,151
65,574	Omnicom Group, Inc.	5,457,724
31,371	Regal Entertainment Group, Class A	663,183
160,564	Walt Disney Company	15,945,611
	Total Media	42,764,387

Nuveen Investments	5

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Metals & Mining – 0.4%

246,902	Alcoa Inc.	$2,365,321
20,083	Barrick Gold Corporation	272,727
38,316	Newmont Mining Corporation	1,018,439
24,595	Nucor Corporation	1,163,344
24,417	Southern Copper Corporation	676,595
	Total Metals & Mining	5,496,426

	Multiline Retail – 0.9%

24,994	Dollar Tree Inc., (3)	2,061,005
48,996	Macy’s, Inc.	2,160,234
55,925	Nordstrom, Inc.	3,199,469
14,738	Sears Holding Corporation, (3)	225,639
59,302	Target Corporation	4,879,369
	Total Multiline Retail	12,525,716

	Multi-Utilities – 1.5%

54,853	Ameren Corporation	2,748,135
57,390	Consolidated Edison, Inc.	4,397,222
18,999	NorthWestern Corporation	1,173,188
143,949	Public Service Enterprise Group Incorporated	6,785,756
84,686	WEC Energy Group, Inc.	5,087,088
	Total Multi-Utilities	20,191,389

	Oil, Gas & Consumable Fuels – 5.7%

9,051	Cenovus Energy Inc.	117,663
169,195	Chevron Corporation	16,141,203
159,197	ConocoPhillips	6,410,863
53,708	CONSOL Energy Inc.	606,363
66,781	Continental Resources Inc., (3)	2,027,471
181,113	Encana Corporation	1,102,978
334,301	Exxon Mobil Corporation	27,944,221
83,636	Hess Corporation	4,403,435
89,483	Occidental Petroleum Corporation	6,123,322
49,556	ONEOK, Inc.	1,479,742
2,376	PetroChina Company Limited, ADR	157,529
70,808	Phillips 66	6,131,265
17,453	Suncor Energy, Inc.	485,368
58,070	Valero Energy Corporation	3,724,610
	Total Oil, Gas & Consumable Fuels	76,856,033

	Pharmaceuticals – 5.4%

171,532	Bristol-Myers Squibb Company	10,957,464
116,215	Eli Lilly and Company	8,368,642
228,063	Johnson & Johnson	24,676,417
251,023	Merck & Co. Inc.	13,281,627
528,871	Pfizer Inc.	15,675,736
	Total Pharmaceuticals	72,959,886

	Professional Services – 0.1%

18,195	Manpowergroup, Inc.	1,481,437

	Real Estate Investment Trust – 2.4%

32,859	Annaly Capital Management Inc.	337,133
93,495	Apartment Investment & Management Company, Class A	3,909,961
109,496	Brandywine Realty Trust	1,536,229
10,613	Care Capital Properties, Inc.	284,853
34,687	CBL & Associates Properties Inc.	412,775
185,124	CubeSmart	6,164,629
88,857	DCT Industrial Trust Inc.	3,507,186
65,842	Equity Commonwealth, (3)	1,858,061
68,970	Healthcare Realty Trust, Inc.	2,130,483

6	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

126,978	Lexington Realty Trust	$1,092,011
55,742	Liberty Property Trust	1,865,127
19,790	MFA Financial, Inc.	135,562
26,716	Senior Housing Properties Trust	477,949
49,503	Ventas Inc.	3,116,709
58,810	Welltower Inc.	4,077,885
37,228	Weyerhaeuser Company	1,153,323
	Total Real Estate Investment Trust	32,059,876

	Real Estate Management & Development – 0.0%

296	The RMR Group Inc., Class A, (3)	7,403

	Road & Rail – 0.4%

69,592	Norfolk Southern Corporation	5,793,534

	Semiconductors & Semiconductor Equipment – 2.8%

89,419	Analog Devices, Inc.	5,292,711
25,713	Broadcom Limited	3,972,659
415,079	Intel Corporation	13,427,806
38,906	Intersil Corporation, Class A	520,173
18,474	Lam Research Corporation	1,525,952
81,111	Linear Technology Corporation	3,614,306
24,776	Microchip Technology Incorporated	1,194,203
71,301	NVIDIA Corporation	2,540,455
117,004	QUALCOMM, Inc.	5,983,585
	Total Semiconductors & Semiconductor Equipment	38,071,850

	Software – 4.8%

101,998	Activision Blizzard Inc.	3,451,612
74,642	Adobe Systems Incorporated, (3)	7,001,420
48,079	Autodesk, Inc., (3)	2,803,486
28,116	CDK Global Inc.	1,308,800
632,737	Microsoft Corporation	34,946,065
260,115	Oracle Corporation	10,641,305
63,071	Salesforce.com, Inc., (3)	4,656,532
	Total Software	64,809,220

	Specialty Retail – 2.8%

8,222	Abercrombie & Fitch Co., Class A	259,322
32,842	American Eagle Outfitters, Inc.	547,476
50,571	Best Buy Co., Inc.	1,640,523
46,645	CarMax, Inc., (3)	2,383,560
7,749	CST Brands Inc.	296,709
50,159	Gap, Inc.	1,474,675
106,894	Home Depot, Inc.	14,262,866
36,110	L Brands Inc.	3,170,819
120,217	Lowe’s Companies, Inc.	9,106,438
21,168	Ross Stores, Inc.	1,225,627
13,465	Tiffany & Co.	988,062
28,637	TJX Companies, Inc.	2,243,709
	Total Specialty Retail	37,599,786

	Technology Hardware, Storage & Peripherals – 4.3%

434,678	Apple, Inc.	47,375,555
204,671	EMC Corporation	5,454,482
118,686	Hewlett Packard Company	2,104,303
118,686	HP Inc.	1,462,212
61,069	NetApp, Inc.	1,666,573
	Total Technology Hardware, Storage & Peripherals	58,063,125

Nuveen Investments	7

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)			Value

	Textiles, Apparel & Luxury Goods – 0.4%

83,862	VF Corporation			$5,430,903

	Thrifts & Mortgage Finance – 0.0%

40,800	MGIC Investment Corporation, (3)			312,936

	Tobacco – 2.2%

197,076	Altria Group, Inc.			12,348,782
113,783	Philip Morris International Inc.			11,163,250
107,356	Reynolds American Inc.			5,401,080
11,091	Vector Group Ltd.			253,318
	Total Tobacco			29,166,430

	Wireless Telecommunication Services – 0.0%

116,407	Sprint Corporation, (3)			405,096
	Total Long-Term Investments (cost $851,337,676)			1,352,783,884

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.5%

	REPURCHASE AGREEMENTS – 3.5%

$47,627	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $47,626,969, collateralized by $47,925,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $48,583,969	0.030%	4/01/16	$47,626,929
	Total Short-Term Investments (cost $47,626,929)			47,626,929
	Total Investments (cost $898,964,605) – 103.8%			1,400,410,813
	Other Assets Less Liabilities – (3.8)% (4)			(51,506,998)
	Net Assets – 100%			$1,348,903,815

Investments in Derivatives as of March 31, 2016

Call Options Written outstanding:

Number of Contracts	Description	Notional Amount (5)	Expiration Date	Strike Price	Value
(742)	S&P 500® Index	$(142,835,000)	4/15/16	$1,925	$(9,953,930)
(710)	S&P 500® Index	(142,000,000)	4/15/16	2,000	(4,487,200)
(763)	S&P 500® Index	(154,507,500)	4/15/16	2,025	(3,181,710)
(728)	S&P 500® Index	(149,240,000)	4/22/16	2,050	(2,045,680)
(675)	S&P 500® Index	(136,687,500)	5/06/16	2,025	(3,594,375)
(686)	S&P 500® Index	(135,485,000)	5/20/16	1,975	(6,633,620)
(734)	S&P 500® Index	(146,800,000)	5/20/16	2,000	(5,659,140)
(727)	S&P 500® Index	(149,035,000)	5/20/16	2,050	(3,024,320)
(739)	S&P 500® Index	(151,495,000)	6/17/16	2,050	(3,938,870)
(6,504)	Total Options Written (premiums received $31,046,473)	$(1,308,085,000)			$(42,518,845)

8	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,352,783,884	$—	$—	$1,352,783,884

Short-Term Investments:
Repurchase Agreements	—	47,626,929	—	47,626,929

Investments Derivatives
Options Written	(42,518,845)	—	—	(42,518,845)
Total	$1,310,265,039	$47,626,929	$—	$1,357,891,968

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mart-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments was (excluding investments in derivatives) $899,114,307.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$551,327,227
Depreciation	(50,030,721)
Net unrealized appreciation (depreciation) of investments	$501,296,506

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt.

Nuveen Investments	9

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen S&P 500 Buy-Write Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016